Segmented information (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Segmented Information
Revenue percentage	93.00%	92.00%	92.00%	95.00%
Revenue from customer	$ 9.5	$ 8.6	$ 25.4	$ 27.6